SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

a) Basis of Preparation

Enerplus’ Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain prior period amounts have been restated to conform with current period presentation.

i. Reporting and Functional Currency

In the fourth quarter of 2021, the Company elected to change its reporting currency from Canadian dollars to U.S. dollars since the majority of its crude oil and natural gas properties are located in the U.S., and to facilitate a more direct comparison to other U.S. exploration and development companies. The change in reporting currency is a voluntary change which is accounted for retrospectively. All prior periods have been restated to U.S. dollars using the procedures outlined below:

●	Consolidated Statements of Income/(Loss) and Consolidated Statements of Cash Flows have been translated into U.S. dollars using average foreign exchange rates for the relevant period.
●	Assets and liabilities in the Consolidated Balance Sheets have been translated into U.S. dollars at the closing foreign exchange rates on the respective balance sheet dates.
●	The shareholders’ equity section of the Consolidated Balance Sheets has been translated into U.S. dollars using historical foreign exchange rates.
●	Earnings per share disclosures have also been restated to U.S. dollars to reflect the change in reporting currency. Dividends are disclosed in Canadian dollars with the U.S. dollar equivalent disclosed in parentheses as dividends were declared in Canadian dollars.

The functional currency of the parent entity has been and continues to be Canadian dollars and the functional currency of the U.S. subsidiaries continues to be U.S. dollars. All references to $ or US$ are to U.S. dollars and references to CDN$ are to Canadian dollars. All financial information presented in U.S. and Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

Use of Estimates

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Actual results could differ from these estimates, and changes in estimates are recorded when known. Significant estimates made by management include those that relate to: crude oil and natural gas reserves and related present value of future cash flows, depreciation, depletion and accretion (“DD&A”), impairment of property, plant and equipment, asset retirement obligations, income taxes, ability to realize deferred income tax assets, impairment assessments of goodwill and the fair value of derivative instruments. The estimation of crude oil and natural gas reserves and the related present value of future cash flows involves the use of independent reservoir engineering specialists and numerous estimates and assumptions including forecasted production volumes, forecasted operating, royalty and capital cost assumptions and assumptions around commodity pricing. Inflation and discount rates impacting various items within the Company’s financial statements are also subject to management estimation. When estimating the present value of future cash flows, the discount rate implicitly considers the potential impacts, if any, due to climate change factors. Enerplus uses the most current information available and exercises judgment in making estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company’s significant accounting policies.

Basis of Consolidation

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled crude oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus’ proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

Business Combinations

iv. Business Combinations

The acquisition method of accounting is used to account for acquisitions that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values, with limited exceptions, at the acquisition date.

Revenue

b) Revenue

Enerplus sells the majority of its production pursuant to variable-price contracts. The transaction price for variable priced contracts is based on the commodity price, adjusted for quality, location or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Under the contracts, the Company is required to deliver a fixed or variable volume of crude oil, natural gas liquids or natural gas to the contract counterparty. Crude oil, natural gas and natural gas liquids are sold under contracts of varying terms, including multi-year contracts. Revenues are typically collected in the month following production.

Revenue from the sale of crude oil, natural gas and natural gas liquids is measured based on the consideration specified in contracts with customers, net of sales taxes. Enerplus recognizes revenue when it satisfies a performance obligation by transferring control of the product to a customer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the contractual delivery points.

Enerplus evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent. In making this evaluation, management considers if Enerplus retains control of the product being delivered to the end customer. As part of this assessment, management considers whether the Company retains the economic benefits associated with the good being delivered. Management also considers whether the Company has the primary responsibility for the delivery of the product, the ability to establish prices or the inventory risk, in which case the Company would be the principal and the revenue is recognized on a gross basis. Any associated fees are recorded as an expense. If Enerplus acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net basis, only reflecting the fee, if any, realized by the Company from the transaction.

All references to crude oil and natural gas revenue or production in the Consolidated Financial Statements are net of royalties.

Transportation

c) Transportation

Enerplus generally sells crude oil and natural gas under two types of agreements which are common in industry. Both types of agreements include a transportation charge. One is a net-back arrangement, under which the Company sells crude oil or natural gas at the wellhead and collects a price, net of the transportation incurred by the purchaser. In this case, sales are recorded at the price received from the purchaser, net of transportation costs.

Under the other arrangement, Enerplus sells crude oil or natural gas at a specific delivery point, pays transportation to a third party and receives proceeds from the purchaser with no transportation deduction. In this case, transportation costs are recorded as transportation expense on the Consolidated Statements of Income/(Loss).

Crude Oil and Natural Gas Properties

d) Crude Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its crude oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding crude oil and natural gas reserves are capitalized, including general and administrative costs attributable to these activities. These costs are recorded on a country-by-country cost centre basis as crude oil and natural gas properties subject to depletion (“full cost pool”). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved crude oil and natural gas properties is depleted using the unit of production method using proved reserves, as determined using a constant price assumption of the simple average of the preceding twelve months’ first-day-of-the-month commodity prices (“SEC prices”). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis each quarter. Enerplus limits capitalized costs of proved and unproved crude oil and natural gas properties, net of accumulated depletion and the related deferred income tax effects, to the estimated future net cash flows from proved crude oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties (“the ceiling”). This discount rate is not adjusted for current market trends, changes in the cost of capital and the potential impacts, if any, on the discount rate due to climate change or any other factors, as it is prescribed under U.S. GAAP. The ultimate period in which global energy markets can fully transition from carbon-based sources to alternative energy is highly uncertain, and as such, it is difficult to determine the impact on estimated future net cash flows of such a transition.

The estimated future net cash flows are calculated using the simple average of the preceding twelve months’ first-day-of-the-month commodity prices. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher crude oil and natural gas prices subsequently increase the ceiling.

Under certain circumstances, where the carrying value of the full cost centre exceeds the ceiling test limitation, the Company may seek a temporary waiver from the SEC to exclude certain amounts from the full cost ceiling limitation. The Company must demonstrate that the fair value of the excluded properties clearly exceeds the carrying value.

Under full cost accounting rules, divestments of crude oil and natural gas properties are generally accounted for as adjustments to capitalized costs, with no recognition of a gain or loss. However, if not recognizing a gain or loss on the transaction would have otherwise significantly altered the relationship between a cost centre’s capitalized costs and proved reserves, then a gain or loss is recognized.

Other Capital Assets

e) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements, and computer equipment. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

f) Other Long-term Assets

Other Long-term Assets include Company-owned line fill in third party pipelines and long-term receivables. Line fill is recorded at lower of cost and net realizable value.

Cash and Cash Equivalents	g) Cash and Cash Equivalents Cash and cash equivalents include cash and highly liquid investments with maturities of less than 90 days.
Goodwill

h) Goodwill

Enerplus recognizes goodwill relating to business acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Goodwill is assessed for impairment annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Enerplus first performs a qualitative assessment to determine whether events or changes in circumstances indicate that goodwill may be impaired. If it is more likely than not that the fair value of the reporting unit is less than its carrying value, quantitative impairment tests are performed. If the carrying value of the reporting unit exceeds its fair value, goodwill is written down to the reporting unit’s fair value, with an offsetting charge to earnings in the Consolidated Statements of Income/(Loss). The loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The estimated fair value of the reporting unit involves numerous estimates including the estimated cash flows from proved reserves (and in certain periods probable reserves) associated with the reporting unit and the appropriate discount rate to apply to the estimated cash flows. The discount rate is based on the estimated cost of capital.

Asset Retirement Obligations

i) Asset Retirement Obligations

Enerplus’ crude oil and natural gas operating activities give rise to dismantling, decommissioning, reclamation, and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. Upon recognition, the liability is recorded at its estimated fair value. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows.

Depletion of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded to depreciation, depletion and accretion and charged against net income in the Consolidated Statements of Income/(Loss).

Leases

j) Leases

Enerplus determines if an arrangement is an operating or finance lease, as defined under U.S. GAAP, at inception. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. These leases are included in right-of-use (“ROU”) assets and lease liabilities in the Consolidated Balance Sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from such leases. Lease liabilities are recognized at the lease commencement date based on the present value of remaining lease payments over the lease term, taking into consideration conditions such as incentives and termination penalties, as appropriate. A corresponding ROU asset is recognized at the amount of the lease liability, adjusted for payments made prior to lease commencement or initial direct costs, if any.

When calculating the present value, Enerplus uses the rate implicit in the lease, or uses its incremental borrowing rate for a similar term and risk profile based on the information available at the commencement date. Enerplus’ lease terms may have options to extend or terminate the lease which are included in the calculation of lease liabilities when it is reasonably certain that it will exercise those options. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Lease agreements can contain both lease and non-lease components, which are accounted for separately. For certain equipment leases, a portfolio approach is applied to account for the ROU assets and liabilities.

Income Tax

k) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are reviewed each period and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. Enerplus considers both positive and negative evidence including historic and expected future taxable income, reversing existing temporary differences and tax basis carry forward periods in making this assessment.

The expected future taxable income considered in the analysis of the valuation allowance is based on cash flows from the proven and probable reserves. The estimated cash flows from proven and probable reserves is subject to numerous estimates and judgments and involves the use of independent reserve evaluators. A valuation allowance is removed in any period where available evidence indicates all or a portion of the valuation allowance is no longer required.  The financial statement effect of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest expense related to income tax are recognized in income tax expense.

Financial Instruments

l) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, and when disclosing the fair value of financial instruments on certain non-financial items, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

●   Level 1  – Inputs represent quoted market prices in active markets for identical assets or liabilities.

●   Level 2  – Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

●   Level 3  – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

The carrying amount of cash and cash equivalents, accounts receivable, accounts payable, bank credit facilities, and term loan reported on the Consolidated Balance Sheets approximates their fair value. The fair value of the senior notes are considered a level 2 fair value measurement and details are disclosed in Note 17.

The Company uses the current expected credit loss model in valuing accounts receivable, which requires the use of a lifetime expected loss provision. In making an assessment as to whether financial assets are credit-impaired, the Company considers: (i) historically realized bad debts; (ii) a counterparty’s present financial condition and whether a counterparty has breached certain contracts; (iii) the probability that a counterparty will enter bankruptcy or other financial reorganization; (iv) changes in economic conditions that correlate to increased levels of default; and (v) the term to maturity of the specified receivable. The carrying amounts of receivables are reduced by the amount of the expected credit loss through an allowance account and losses are recognized within general and administrative expense in the Consolidated Statement of Income/(Loss). If the Company subsequently determines an account is uncollectible the account is written off with a corresponding charge to the allowance account.

Enerplus has designated certain U.S. dollar denominated debt that is held in the parent entity as a hedge of its net investment in operations for which the U.S. dollar is the functional currency. As a non-derivative financial instrument, it will be accounted for under hedge accounting.

To be accounted for as a hedge, the U.S. dollar denominated debt must be designated as an effective hedge, both at inception and on an ongoing basis. The required hedge documentation defines the relationship between the U.S. dollar denominated debt and the net investment in the U.S. subsidiary, as well as the Company’s risk management objective and strategy for undertaking the hedging transaction. The Company formally assesses, both at inception and on an ongoing basis, whether the changes in fair value of the U.S. dollar denominated debt are highly effective in offsetting changes in the fair value of the net investment in the U.S. subsidiary. If effective, the unrealized foreign exchange gains and losses arising from the translation of the U.S. denominated debt are recorded in Other Comprehensive Income/(Loss) (“OCI”), net of tax, to the extent the net investment in the U.S. subsidiary supports the U.S. denominated debt. Prior to January 1, 2020, the Company did not apply hedge accounting to the net investment in operations with a U.S. dollar functional currency, and unrealized gains and losses were recognized in net income/loss at the end of each respective reporting period.

A reduction in the fair value of the net investment in the U.S. subsidiary or increase in the U.S. dollar denominated debt may result in a portion of the hedge becoming ineffective. If the hedging relationship ceases to be effective or is terminated, hedge accounting is not applied and subsequent gains or losses are recorded through net income/(loss).

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations.

Enerplus has not designated its financial derivative contracts as effective accounting hedges and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income. The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus’ accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Realized gains and losses from commodity price risk management activities are recognized in income when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in income based on the changes in fair value of the contracts at the end of the respective reporting period.

Enerplus’ crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company’s expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

Foreign Currency

m) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to the functional currency of the entity (Canadian dollars in Canada and U.S. dollars in the U.S) using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the entity using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign currency translation

For financial statement presentation, assets and liabilities of Enerplus’ Canadian operations, which have a Canadian dollar functional currency, are translated into U.S. dollars at period end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment which is recorded in accumulated other comprehensive income.

Share-Based Compensation

n) Share-Based Compensation

Enerplus’ share-based compensation plans include equity-settled Restricted Share Unit (“RSU”) and Performance Share Unit (“PSU”) awards made pursuant to its Share Award Incentive Plan (“SAIP”). The Company is authorized to issue up to 4.5% of outstanding common shares from treasury under the SAIP. Enerplus also has a cash-settled Deferred Share Unit (“DSU”) Plan for Directors (“Director DSU Plan”) and a cash-settled RSU Plan for Directors (“Director RSU Plan”).

i. Long-term Incentive (“LTI”) Plans

For RSU awards granted under the SAIP, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

For PSU awards granted under the SAIP, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on the value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus’ performance compared to a peer group of both Canadian and U.S. crude oil and natural gas producers over the vesting period.

Under Enerplus’ Director DSU Plan and Director RSU Plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual equity retainer value. Directors may elect to receive all or a portion of their notional shares under either plan. Under the Director DSU Plan, units vest and are paid at a specified date following the director leaving the Board. Under the Director RSU Plan, units vest one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period. All Director DSU and RSU grants are settled in cash.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, net of realized forfeitures, based on the estimated grant date share price fair value of the respective awards. The fair value for the PSUs is adjusted for the outcome of the performance condition. Share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to paid-in capital. Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management’s estimate is recorded to share-based compensation. On settlement of these plans, amounts previously recorded to paid-in capital are reclassified to share capital.

Enerplus recognizes a liability with respect to its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in general and administrative expense.

Net Income/(Loss) Per Share

o) Net Income/(Loss) Per Share

Basic net income/(loss) per common share is computed by dividing net income/(loss) by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from outstanding RSU’s and PSU’s would be used to repurchase common shares at the average market price.

Contingencies

p) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

Government Assistance

q) Government Assistance

In 2020, the Alberta, Saskatchewan, and British Columbia provincial governments created programs and provided funding to support the clean-up of inactive or abandoned crude oil and natural gas wells. Enerplus applied for and benefited from these programs in 2021. The programs provide funding directly to oil field service contractors engaged by companies to perform abandonment, remediation, and reclamation work. As work is completed, the contractors submit invoices to the provincial government for reimbursement for the pre-approved funding amounts. Enerplus recognizes the assistance as the abandonment, remediation, and reclamation work is completed by the contractor. The benefit of the funding received by the contractor is reflected as a reduction of asset retirement obligation and recorded as other income in the Consolidated Statements of Income/(Loss).

Accounting Changes and Recent Pronouncements Issued

r) Accounting Changes and Recent Pronouncements Issued

Except for the changes below, the Company has consistently applied the accounting policies to all periods presented in these Consolidated Financial Statements, effective January 1, 2021:

●	ASU 2021-05 – Leases (Topic 842): Lessors – Certain leases with Variable Lease Payments. The adoption of this standard had no impact on the financial statements.